Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interests for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
January 1, 2019	38
Net loss attributable to redeemable non-controlling interest	(2)
Fair value adjustment	21
December 31, 2019	57
Net loss attributable to redeemable non-controlling interest	(1)
Fair value adjustment	(25)
Acquisition of NCI	(31)
December 31, 2020	—